Market related exposure (Tables)	12 Months Ended
Dec. 31, 2021
Market related exposure [Abstract]
Commercial Paper Program and Credit Facility
The following is a summary of the credit facility as of December 31, 2021:

(In millions of €)	Amount	Debt outstanding	Commercial paper outstanding	Unused capacity
Three-year revolving credit facility	750.0	—	80.0	670.0

Undiscounted Financial Liabilities
The contractual, undiscounted repayment schedule of financial liabilities at December 31, 2021 is as follow:

(In millions of €)	2022	2023	2024	2025	2026	2027 and beyond	Total
Financial Debts	85.3	0.1	—	—	—	594.0	679.4
Accounts payable, trade	1,433.9	—	—	—	—	—	1,433.9
Derivative financial instruments	33.1	1.1	—	—	—	—	34.2
Redeemable financial liability	108.4	21.0	11.4	—	—	—	140.8
Due to TechnipFMC - Trade payables	63.2	—	—	—	—	—	63.2
Due to TechnipFMC - Loans	3.9	—	—	—	—	—	3.9
Total financial liabilities as of December 31, 2021	1,727.8	22.2	11.4	—	—	594.0	2,355.4

The contractual, undiscounted repayment schedule of financial liabilities at December 31, 2020 is as follow:

(In millions of €)	2021	2022	2023	2024	2025	2026 and beyond	Total
Financial Debts	402.4	—	—	—	—	—	402.4
Accounts payable, trade	1,259.4	—	—	—	—	—	1,259.4
Derivative financial instruments	8.2	3.0	0.3		—	—	11.5
Redeemable financial liability	115.7	43.8	25.0	16.5	—	—	201.0
Due to TechnipFMC - Trade payables	73.5	—	—	—	—	—	73.5
Due to TechnipFMC - Loans	3.7	—		—	—	—	3.7
Total financial liabilities as of December 31, 2020	1,862.9	46.8	25.3	16.5	—	—	1,951.5

Fixed Rate Borrowings
The Technip Energies Group’s fixed rate borrowings include commercial paper and loans due to TechnipFMC. There are no floating rate borrowings.

	As of December 31,
(In millions of €)	2021	2020
Bonds (note 22)	598.5	—
Commercial paper (note 22)	80.0	393.0
Bank borrowings and other (note 22)	0.9	9.4
Loans due to TechnipFMC (note 27)	3.9	3.7
TOTAL DEBT	683.3	406.1

Credit Risk
Credit risk exposure on trade receivables and contract assets using a provision matrix are set out as follows:

	December 31, 2021
	Days past due
(In millions of €)	Current	Less than 3 months	3 to 12 months	Over 1 year	Total trade receivables	Contract assets
Net carrying amount	680.3	114.0	144.3	99.8	1,038.4	331.8
Weighted average expected credit loss rate	—%	—%	—%	—%	0.09%	0.09%

	December 31, 2020
	Days past due
(In millions of €)	Current	Less than 3 months	3 to 12 months	Over 1 year	Total trade receivables	Contract assets
Net carrying amount	664.1	212.4	85.8	96.8	1,059.1	271.8
Weighted average expected credit loss rate	—%	—%	—%	—%	0.16%	0.16%